REVENUE FROM CONTRACTS WITH CUSTOMERS	9 Months Ended
Jul. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 5 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates revenue by significant product type for the three- and nine-month periods ended July 31, 2024 and 2023:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Oil sales	$63,052	$-	$135,975	$-

Total revenue from customers	$63,052	$-	$135,975	$-

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of July 31, 2024 or 2023.

Significant concentrations of credit risk

For the three and nine months ended July 31, 2024, the Company has only one purchaser, which accounts for 10% or more of the Company’s total oil and natural gas revenue for these periods.